Share-Based Compensation - Schedule of Restricted Stock Awards (Details) (10-K) - Restricted Stock [Member] - shares	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Number of Restricted Stock Awards, Vested	477,192	452,192	57,243
Number of Restricted Stock Awards, Non-vested	23,235,877	14,260,568	467,094